Cover	Jun. 08, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 08, 2021
Entity Registrant Name	GCM Grosvenor Inc.
Entity File Number	001-39716
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2226287
City Area Code	312
Local Phone Number	506-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	900 North Michigan Avenue
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Central Index Key	0001819796
Amendment Flag	false
Entity Listings [Line Items]
Entity Address, Postal Zip Code	60611
Common Stock
Cover [Abstract]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	GCMG
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	GCMG
Warrant
Cover [Abstract]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock
Trading Symbol	GCMGW
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock
Trading Symbol	GCMGW